Supplement to the
Strategic Advisers® Fidelity® International Fund
April 29, 2021
Prospectus

The following information supplements similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

John Curtin (co-manager) has managed the fund since 2022.

The following information supplements the biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

John Curtin is co-manager of the fund, which he has managed since 2022. Since joining Fidelity Investments in 2000, Mr. Curtin has worked as a team leader/research analyst and portfolio manager.

SIL-21-01 1.919460.108	December 30, 2021

Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2021
Prospectus

The following information supplements similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Mark Mahoney (co-manager) has managed the fund since 2022.

The following information supplements the biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Mark Mahoney is co-manager of the fund, which he has managed since 2022. Since joining Fidelity Investments in 2002, Mr. Mahoney has worked as a team leader and portfolio manager.

SMC-21-01 1.919462.137	December 30, 2021